Accounting Changes	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting Changes	Accounting Changes
A. Current Accounting Changes
There were no changes in accounting policies during the year ended December 31, 2025.
B. Future Accounting Changes
The Company closely monitors both new accounting standards and amendments to existing accounting standards issued by the IASB. The following standards have been issued but are not yet in effect.
Amendments to IFRS 9 and IFRS 7 — Nature-Dependent Electricity Contracts
On Dec. 18, 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure to improve reporting of the financial effects of nature-dependent electricity (e.g., wind and solar) contracts, which are often structured as power purchase agreements. Under these contracts, the amount of electricity generated can vary based on uncontrollable factors such as weather conditions. The amendments clarify the application of own-use requirements, permit hedge accounting if these contracts are used as hedging instruments and add new disclosure requirements about the effect of these contracts on a company's financial performance and cash flows. The amendments are effective for annual reporting periods beginning on or after Jan. 1, 2026.

Starting in the first quarter of 2026, the Company has designated certain pre-existing VPPAs within the Wind and Solar segment as held for hedging and has applied hedge accounting. As a result, the effective portion of changes in the fair value of these hedging derivatives, arising on or after Jan. 1, 2026, will be recognised in OCI while any ineffective portion will be recognized in net (loss) earnings. Retrospective designation is not permitted.

Amendments to IFRS 7 and IFRS 9 — Classification and Measurement of Financial Instruments
On May 29, 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments effective Jan. 1, 2026 impacting IFRS 7 and 9. The IASB amended the requirements related to settling financial liabilities using an electronic payment system and assessing contractual cash flow characteristics of financial assets, including those with ESG-linked features. This amendment is not expected to have a material impact on the consolidated financial statements.
IFRS 18 — Presentation and Disclosure in Financial Statements
On April 9, 2024, the IASB issued a new standard, IFRS 18 Presentation and Disclosure in Financial Statements, which introduced new requirements for improved comparability in the statement of profit or loss, enhanced transparency of management-defined performance measures and more useful grouping of information in the financial statements. The standard is effective for annual reporting periods beginning on or after Jan. 1, 2027. The Company is currently evaluating the impacts to the financial statements.
C. Comparative Figures
Certain comparative figures have been reclassified to conform to the current period’s presentation. These reclassifications did not impact previously reported net (loss) earnings.